                                                         OPPENHEIMER BOND FUND
                                                   Supplement dated November 1, 2001
                                                to the Prospectus dated April 24, 2001

         The Prospectus is changed as follows:

1.       The Prospectus supplement dated August 7, 2001 is withdrawn.

2.       The section captioned "Class A Contingent Deferred Sales Charge" on page 20 is deleted and replaced by the following:

         Class A Contingent  Deferred  Sales  Charge.  There is no initial  sales charge on  non-retirement  plan  purchases of Class A shares of any one or more of the  Oppenheimer  funds  aggregating  $1 million or more, or for certain  purchases by particular types of  retirement  plans that were  permitted  to purchase  such shares prior to March 1, 2001  ("grandfathered  retirement accounts").  After March 1, 2001,  retirement  plans are not permitted to make initial  purchases of Class A shares subject to a contingent  deferred  sales charge,  except as provided  below.  The  Distributor  pays dealers of record  concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered  retirement  accounts.  For  grandfathered retirement  accounts,  the  concession is 1.0% of the first $2.5 million,  plus 0.50% of the next $2.5 million,  plus 0.25% of purchases  over $5  million,  calculated  on a  calendar  year  basis.  In either  case,  the  concession  will not be paid on purchases of shares by exchange or that were not previously subject to a front-end sales charge and dealer concession.

         If you redeem any of those shares within an 18 month  "holding  period"  measured from the beginning of the calendar  month of their  purchase,  a contingent  deferred sales charge (called the "Class A contingent  deferred sales charge") may be deducted from the  redemption  proceeds.  That sales charge will be equal to 1.0% of the lesser of (1) the aggregate net asset value of the  redeemed  shares at the time of  redemption  (excluding  shares  purchased by  reinvestment  of dividends or capital gain distributions)  or (2) the original  net asset value of the redeemed  shares.  The Class A  contingent  deferred  sales charge will not exceed the  aggregate  amount of the  concessions  the  Distributor  paid to your dealer on all  purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

         Purchases  by Certain  Retirement  Plans.  There is no initial  sales charge on purchases of Class A shares of any one or more
         Oppenheimer  funds by  retirement  plans that have $10  million or more in plan  assets and that have  entered  into a special agreement with the  Distributor  and by retirement  plans which are part of a retirement  plan product or platform  offered by certain banks,  broker-dealers,  financial  advisors,  insurance  companies or recordkeepers which have entered into a special agreement with the Distributor.  The Distributor  currently pays dealers of record  concessions in an amount equal to 0.25% of the  purchase  price of Class A shares by those  retirement  plans from its own  resources  at the time of sale. 1 There is no contingent deferred sales charge upon the redemption of such shares.
         ----------------------
         1. No concession  will be paid on sales of Class A shares  purchased with the redemption  proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which  Oppenheimer  funds are also offered as investment  options under a special  arrangement  with the Distributor,  if the purchase occurs more than 30 days after the Oppenheimer  funds are added as an  investment  option  under that plan.  In applying  the  contingent  deferred  sales  charge,  all  purchases  are considered  to have been made on the first  regular  business day of the month in which the  purchase was made.  Additionally, that  concession  will not be paid on purchases of shares by a retirement  plan made with the  redemption  proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than eighteen (18) months.

3.       Effective  November  1,  2001,  Class N shares  will pay to the  Distributor  a 0.25%  service  fee in  addition  to the 0.25%
              asset-based sales charge.  The following changes are to reflect the payment of the service fee:

a.       The following  sentence is added to the end of the last sentence in the first  paragraph under "Fees and Expenses of the Fund"
                      on page 8: as restated  to reflect the change in  Distribution  and /or Service  (12b-1)  Fees for Class N shares from 0.25% to 0.50% per annum, effective November 1, 2001."

b.       The "Annual Fund Operating Expenses" table on page 8 is deleted and replaced with the following table:

         Annual Fund Operating Expenses (deducted from Fund assets):
         (% of average daily net assets)
         ---------------- ---------------- ----------------- --------------- ---------------- ----------------

                          Class A Shares   Class B Shares    Class C Shares  Class N Shares   Class Y Shares
         ---------------- ---------------- ----------------- --------------- ---------------- ----------------
         ---------------- ---------------- ----------------- --------------- ---------------- ----------------
         Management Fees

                          0.74%            0.74%             0.74%           0.74%            0.74%
         ---------------- ---------------- ----------------- --------------- ---------------- ----------------
         ---------------- ---------------- ----------------- --------------- ---------------- ----------------
         Distribution
         and/or  Service  0.24%            1.00%             1.00%           0.50%            None
         (12b-1) Fees
         ---------------- ---------------- ----------------- --------------- ---------------- ----------------
         ---------------- ---------------- ----------------- --------------- ---------------- ----------------
         Other Expenses
                          0.33%            0.33%             0.33%           0.33%            0.09%
         ---------------- ---------------- ----------------- --------------- ---------------- ----------------
         ---------------- ---------------- ----------------- --------------- ---------------- ----------------
         Total    Annual
         Operating        1.31%            2.07%             2.07%           1.32%            0.83%
         Expenses
         ---------------- ---------------- ----------------- --------------- ---------------- ----------------

c.       The following is added as the last sentence under the "Annual Fund Operating  Expenses"  table on page 8: "For the fiscal year ended  December 31, 2000,  "Distribution  and /or Service 12b-1 Fees" and "Total Annual  Operating  Expenses" for
                      the Class N shares were 0.25 % and 1.32%, respectively."

d.       The third sentence of the first  paragraph under  "Distribution  and Service Plans for Class B, Class C and Class N shares" on page 23 is revised to read as  follows:  "The  Distributor  also  receives a service  fee of 0.25% per year under each plan."  The last sentence of the first paragraph is deleted.

e.       The first sentence of the second paragraph under  "Distribution  and Service Plans for Class B, Class C and Class N shares" on page 23 is revised to read as follows:  "The  asset-based  sales  charge and service  fees  increase  Class B and
                      Class C expenses by 1.00% and  increase  Class N expenses  by 0.50% of the net assets per year of the  respective class."

f.       The first sentence of the third  paragraph under  "Distribution  and Service Plans for Class B, Class C and Class N shares" on page 23 is revised  to read as  follows:  "The  Distributor  uses the  service  fees to  compensate  dealers  for providing personal services for accounts that hold Class B, Class C or Class N shares."

g.        The sixth  paragraph  under  "Distribution  and Service  Plans for Class B, Class C and Class N shares" on page 23 is deleted and replaced by the following paragraph:

                      The  Distributor  currently  pays a sales  concession of 0.75% of the purchase  price of Class N shares to dealers  from its own  resources  at the time of sale.  Including  the  advance of the service  fee,  the total  amount  paid by the  Distributor  to the dealer at the time of sale of
                      Class  N  shares  is  therefore  1.00%  of the  purchase  price.  The  Distributor  retains  the asset-based  sales  charge  on Class N  shares.  That  sales  concession  on the sale of Class N shares will not be paid on (i)  purchases  of Class N shares in amounts of $500,000 or more by a retirement  plan that pays for the purchase  with the  redemption  proceeds of Class A shares of one or more  Oppenheimer  funds,  or with the  redemption  proceeds  of Class C shares of one or more  Oppenheimer  funds held by the plan for more than one year (other than  rollovers  from an
                      OppenheimerFunds-sponsored  Pinnacle  or  Ascender  401(k)  plan  to  any  IRA  invested  in the
                      Oppenheimer  funds), and (ii) on purchases of Class N shares by an  OppenheimerFunds - sponsored
                      Pinnacle or Ascender  401(k) plan made with the redemption  proceeds of Class A shares of one or more Oppenheimer funds.

4.       The third sentence of the section captioned "OPPENHEIMERFUNDS INTERNET WEB SITE" on page 25 is deleted and replaced with the following:

              To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that web site.

              November 1, 2001                                                  285PS022

n1a\285_PS022